COMMITMENTS AND CONTIGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Future Minimum Lease Payments	Year ended December 31
2015	$65
2016	12
2017	1

$78